Financial Instruments - Foreign Exchange Contracts - US Dollar Notional Amounts (Detail) - Forward contract [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Short1 [Member] | Euros Sell [member]
Disclosure of detail information about forward contracts [Line Items]
Notional amount	$ 361	$ 554
Short1 [Member] | Japanese Yen Sell [member]
Disclosure of detail information about forward contracts [Line Items]
Notional amount	48	45
Long1 [Member] | British pound sterling buy [member]
Disclosure of detail information about forward contracts [Line Items]
Notional amount	$ 145	$ 204